Share-Based Payments - Summary of Weighted Average Fair Value of Options and Assumptions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 19.94	$ 17.40	$ 21.78
Share price	117.77	103.77	125.29
Exercise price	$ 117.77	$ 103.77	$ 125.29
Expected volatility	23.00%	24.00%	24.00%
Expected dividends	3.00%	3.00%	3.00%
Risk-free interest rate	0.72%	0.54%	0.82%
Ambev [Member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted	$ 1.97	$ 1.90	$ 2.01
Share price	5.99	5.27	4.72
Exercise price	$ 5.99	$ 5.27	$ 4.72
Expected volatility	27.00%	27.00%	27.00%
Risk-free interest rate	10.10%	12.40%	15.90%
Bottom of range [member] | Ambev [Member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	0.00%	0.00%
Top of range [member] | Ambev [Member] | Brazil [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends	0.00%	5.00%	5.00%